Friends Ivory Funds
                                   Semi-Annual

                                     Report
                                December 31, 1999

                                   (Unaudited)

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                                  [blank page]

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                                                                               1

TABLE OF CONTENTS

                                                                     Page

STATEMENT OF NET ASSETS .........................................       2
STATEMENTS OF ASSETS AND LIABILITIES ............................       5
STATEMENTS OF OPERATIONS ........................................       6
STATEMENTS OF CHANGES IN NET ASSETS .............................       7
FINANCIAL HIGHLIGHTS ............................................       8
NOTES TO FINANCIAL STATEMENTS ...................................      10
HOW TO OBTAIN MORE INFORMATION ABOUT
  FRIENDS IVORY FUNDS .......................................  Back Cover

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2
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STATEMENT OF NET ASSETS (000)
Friends Ivory Funds -- December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                                              MARKET
                                                              VALUE
SOCIAL AWARENESS FUND                               SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
CAPITAL GOODS (12.6%)
   Applied Materials* .............................  6,000    $  760
   Colgate-Palmolive ..............................  8,500       553
   Gillette .......................................  7,000       288
   Johnson & Johnson ..............................  9,500       885
   Procter & Gamble ...............................  9,000       986
                                                              ------
                                                               3,472
                                                              ------
COMMUNICATION SERVICES (11.2%)
   AT&T ........................................... 18,000       914
   BellSouth ...................................... 13,500       632
   MCI WorldCom* .................................. 10,500       557
   SBC Communications ............................. 20,186       984
                                                              ------
                                                               3,087
                                                              ------
COMPUTERS (2.6%)
   Dell Computer* ................................. 14,000       714
                                                              ------
CONSUMER CYCLICALS (13.8%)
   Dayton Hudson .................................. 10,000       734
   Federated Department Stores* ...................  7,000       354
   Home Depot ..................................... 20,250     1,388
   McDonald's ..................................... 12,500       504
   Walgreen ....................................... 12,000       351
   Williams-Sonoma* ............................... 10,500       483
                                                              ------
                                                               3,814
                                                              ------
CONSUMER STAPLES (6.5%)
   Ben & Jerry's Homemade* ........................ 16,000       398
   Bestfoods ......................................  6,100       321
   Coca-Cola ...................................... 12,500       728
   PepsiCo ........................................  9,500       335
                                                              ------
                                                               1,782
                                                              ------


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--------------------------------------------------------------------------------
                                                              MARKET
                                                              VALUE
                                                    SHARES    (000)
--------------------------------------------------------------------------------
ENERGY (3.1%)
   Enron .........................................   9,000    $  399
   Nabors Industries* ............................   8,000       248
   Schlumberger ..................................   3,500       197
   Transocean Sedco Forex ........................     677        23
                                                              ------
                                                                 867
                                                              ------
ENTERTAINMENT (1.1%)
   Walt Disney ...................................  10,500       307
                                                              ------
FINANCIALS (12.2%)
   American Express ..............................   4,500       748
   Equity Residential Properties Trust ...........   5,500       235
   Fannie Mae ....................................  10,000       624
   J.P. Morgan ...................................   3,650       462
   Mellon Financial ..............................  14,000       477
   Wells Fargo ...................................  20,500       829
                                                              ------
                                                               3,375
                                                              ------
HEALTH CARE (8.3%)
   Amgen* ........................................   6,000       360
   Medtronic .....................................  14,000       510
   Merck .........................................  14,500       972
   Schering-Plough ...............................  11,000       464
                                                              ------
                                                               2,306
                                                              ------
SERVICE INDUSTRIES (21.0%)
   America Online* ...............................   6,000       453
   Automatic Data Processing .....................   8,700       469
   Cisco Systems* ................................  18,500     1,982
   Microsoft* ....................................  24,800     2,895
                                                              ------
                                                               5,799
                                                              ------


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4

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STATEMENT OF NET ASSETS (000)
Friends Ivory Funds -- December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                              MARKET
                                                              VALUE
SOCIAL AWARENESS FUND (CONCLUDED)                   SHARES    (000)
--------------------------------------------------------------------------------
TECHNOLOGY (6.5%)
   Lucent Technologies ...........................  16,000    $ 1,197
   Texas Instruments .............................   6,250        606
                                                              -------
                                                                1,803
                                                              -------
Total Common Stocks
   (Cost $27,464)                                              27,326
                                                              -------
Total Investments (98.9%)
   (Cost $27,464)                                              27,326
                                                              -------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                          308
                                                              -------
NET ASSETS:
Portfolio capital of Advisor Shares (unlimited
   authorization -- no par value) based on 2,776,792
   outstanding shares of beneficial interest ...............   27,768
Undistributed net investment income ........................        4
Net unrealized depreciation on investments .................     (138)
                                                              -------
TOTAL NET ASSETS (100.0%)                                     $27,634
                                                              =======
Net Asset Value, Offering and Redemption Price
    Per Share -- Advisor Shares                                 $9.95
                                                              =======
* Non-income producing security

The accompanying notes are an integral part of the financial statements.

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                                                                               5

STATEMENT OF ASSETS AND LIABILITIES (000)
Friends Ivory Funds -- December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                                 EUROPEAN
                                                             SOCIAL AWARENESS
                                                                  FUND
--------------------------------------------------------------------------------
ASSETS:
   Cash .......................................................  $   53
                                                                 ------
   Total Assets ...............................................      53
                                                                 ------
LIABILITIES: ..................................................      --
                                                                 ------
NET ASSETS:
   Portfolio Capital of the Advisor Shares (unlimited
   authorization -- no par value) based on 5,250
   outstanding shares of beneficial interest ..................      53
                                                                 ------
   Total Net Assets ...........................................  $   53
                                                                 ======
Net Asset Value, Offering and Redemption Price
    Per Share-- Advisor Shares ................................  $10.00
                                                                 ======

The Accompanying Notes are an Integral Part of the Financial Statements.

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6

STATEMENTS OF OPERATIONS (000)
Friends Ivory Funds -- For the Period Ended December 31, 1999 (Unaudited)

                                                              EUROPEAN
                                                    SOCIAL      SOCIAL
                                                   AWARENESS  AWARENESS
                                                     FUND       FUND
                                                   ---------  ---------
                                                    1999(1)    1999(2)
                                                   ---------  ---------
INVESTMENT INCOME:
   Dividend Income .............................   $   5       $  --
                                                   -----       -----
   Total Investment Income .....................       5          --
                                                   -----       -----
EXPENSES:
   Investment Advisory Fee .....................       2          --
   Less: Investment Advisory Fees Waived .......      (2)         --
   Administration Fee ..........................      --          --
   Custodian Fee ...............................       1          --
   Transfer Agent Fee ..........................      --          --
   Professional Fees ...........................      --          --
   Registration Fees ...........................      --          --
   Printing Fees ...............................      --          --
   Trustee Fees ................................      --          --
   Distribution Fees ...........................      --          --
   Other Fees ..................................      --          --
                                                   -----       -----
   Total Expenses ..............................       1          --
                                                   -----       -----
   NET INVESTMENT INCOME .......................       4          --
                                                   -----       -----
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold .      --          --
   Net Change in Unrealized Appreciation/
   Depreciation on Investments .................    (138)         --
                                                   -----       -----
   Total Net Realized and Unrealized Gain (Loss)
   on Investments ..............................    (138)         --
                                                   -----       -----
   NET DECREASE IN NET ASSETS
   FROM OPERATIONS .............................   $(134)      $  --
                                                   =====       =====

(1) Social  Awareness Fund commenced operations 12/28/99.
(2) European Social Awareness Fund commenced operations 12/31/99.

Amounts  designated as "--" Are either $0 or have been rounded to $0.

The accompanying notes are an  integral part of the financial statements.

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                                                                               7

STATEMENTS OF CHANGES IN NET ASSETS (000)
Friends Ivory Funds -- For the Period Ended December 31, 1999 (Unaudited)

                                                                   European
                                                    Social          Social
                                                   Awareness       Awareness
                                                     Fund            Fund
                                                   ---------       ---------
                                                    1999 (1)        1999 (2)
                                                   ----------      ---------
OPERATIONS:
   Net Investment Income ........................   $     4          $  --
   Net Realized Gain (Loss) on Investments ......        --             --
   Net Change in Unrealized Appreciation/
     Depreciation on Investments ................      (138)            --
                                                    -------          -----
   Net Decrease in Net Assets
     from Operations ............................      (134)            --
                                                    -------          -----
CAPITAL SHARE TRANSACTIONS (A):
   ADVISOR SHARES:
     Proceeds from Shares Issued ................    27,718              3
                                                    -------          -----
INCREASE IN NET ASSETS FROM
   ADVISOR SHARE TRANSACTIONS ...................    27,718              3
                                                    -------          -----
Net Increase in Net Assets ......................    27,584              3
                                                    -------          -----
NET ASSETS:
   Beginning of Period ..........................        50             50
   End of Period ................................   $27,634          $  53
                                                    =======          =====
(A) SHARES ISSUED AND REDEEMED:
   ADVISOR SHARES:
     Shares Issued ..............................     2,772             --
     Shares Redeemed ............................        --             --
                                                    -------          -----
   Net Change in
     Capital Shares .............................     2,772             --
                                                    =======          =====

(1) Social  Awareness Fund commenced  operations  12/28/99.
(2) European Social Awareness Fund commenced  operations  12/31/99.

Amounts  designated as "--" are either $0 or have been  rounded to $0.

The  accompanying  notes are an  integral part of the financial statements.

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8
FINANCIAL HIGHLIGHTS
Friends Ivory Funds -- For the Period Ended December 31 (Unaudited) For a share outstanding throughout each period


                                      Net
        Net Asset       Net         Realized      Distributions
           Value      Investment      and           from Net
       Beginning of    Income      Unrealized      Investment
          Period       (Loss)     Gains (Losses)    Income
       ------------   ----------  --------------  -------------
SOCIAL AWARENESS FUND
---------------------
Advisor Shares
1999 (1)  $10.00         --           (0.05)           --

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
1999 (2)  $10.00         --             --             --


                Distributions
                   from
                 Realized      Net Asset
                  Capital       Value End
                   Gains        of Period
                -------------   ---------
SOCIAL AWARENESS FUND
---------------------
Advisor Shares
1999 (1)            --           $ 9.95

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
1999 (2)            --           $ 10.00




+  Return is for the period indicated and has not been annualized.

(1) Social Awareness Fund commenced operations on 12/28/99. All ratios for the period have been annualized.
(2) European Social Awareness Fund commenced operations on 12/31/99.
    All ratios for the period have been annualized.

Amounts  designated as "--" are either $0 or have been  rounded to $0.

The  accompanying  notes are an  integral part of the financial statements.


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                                            Ratio of
                             Net Assets     Expenses
                  Total        End of       to Average
                 Return+    Period (000)    Net Assets
                 -------    -----------      ----------
SOCIAL AWARENESS FUND
---------------------
Advisor Shares
1999 (1)           -0.50%       $27,634         0.62%

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
1999 (2)            0.00%            53         0.00%





                                       Ratio of
         Ratio of       Ratio of    Net Investment
            Net          Expenses    Income (Loss)
         Investment     to Average    to Average
        Income (Loss)   Net Assets    Net Assets       Portfolio
         to Average     (Excluding    (Excluding       Turnover
         Net Assets      Waivers)       Waivers)         Rate
       -------------   ----------    -------------    ---------
SOCIAL AWARENESS FUND
---------------------
Advisor Shares
1999 (1)  1.83%            1.68%         0.77%           0.00%

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
1999 (2)  0.00%            0.00%         0.00%           0.00%



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10

NOTES TO FINANCIAL STATEMENTS

Friends Ivory Funds -- December 31, 1999 (Unaudited)

1.  ORGANIZATION

Friends Ivory Funds (the "Trust") was organized as a Delaware business trust on September 29, 1999. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of two
Funds: Friends Ivory Social Awareness Fund and Friends Ivory European Social Awareness Fund (collectively the "Funds", and each of these, a "Fund"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds are authorized to offer an unlimited number of shares of beneficial interest with no par value. Friends Ivory & Sime, Inc. (the "Adviser") absorbed all expenses of organizing the Trust.

The Trust offers Advisor shares. Advisor shares are subject to a distribution fee of 0.25% per year.

2.  SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION: Securities listed on an exchange are valued at the last quoted sales price as of the close of the New York Stock Exchange on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and ask prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

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DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of the Social Awareness Fund and European Social Awareness Fund are declared and paid at least annually.

FEDERAL INCOME TAXES: Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income and gains to its shareholders which will be sufficient to relieve it from all federal income taxes. Therefore, no provision for federal income tax has been made.

NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement with the Trust, Friends Ivory & Sime, Inc. will act as investment adviser to each Fund. Friends Ivory & Sime plc, an affiliate of the Adviser, serves as the sub-adviser to the European Social Awareness Fund and administers the Fund's investment program under the supervision of the Adviser. For its investment advisory services to the Trust, the Adviser receives an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: Social Awareness Fund, 0.75%; and European Social Awareness Fund, 0.85%. The sub-adviser receives a sub-advisory fee from the Adviser for its services calculated at the rate of 0.15% of the aggregate average daily net assets of the European Social Awareness Fund. The Adviser has agreed, on a voluntary basis, to waive all or a portion of its investment advisory fee and to reimburse expenses in order to keep total operating expenses from exceeding 1.25% and 1.70%. Fee waivers and expense reimbursements are voluntary and may be terminated at anytime.

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12

NOTES TO FINANCIAL STATEMENTS
Friends Ivory Funds -- December 31, 1999 (Unaudited)

Under an Administration Agreement with the Trust, SEI Investments Mutual Fund Services (the "Administrator") will provide the Trust with overall administrative and accounting services. For its services, the Administrator will receive an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.15% up to $100 million; 0.12% from $100 million to $300 million; 0.10% from $300 million to $600 million; and 0.08% in excess of $600 million. Each Fund pays the Administrator a minimum annual fee of $85,000 with a minimum of $10,000 per each additional class.

Under a Distribution Agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services.

DISTRIBUTION OF FUND SHARES: Each Fund has adopted a distribution plan for Advisor Shares that allows the Fund to pay distribution fees for the sale and distribution of Advisor Shares.

Distributions fees for Advisor Shares, as a percentage of average daily net assets, are 0.25% for each Fund.

Under a Custodian Agreement with the Trust, Chase Manhattan Bank will serve as custodian for the assets of the Trust.

4.  INVESTMENTS

During the period ended December 31, 1999, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                     PURCHASES    SALES
                       (000)      (000)
                     ---------    -----
Social
 Awareness
 Fund                  $--         $--
European Social
Awareness Fund          --          --

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at December 31, 1999 is as follows:

            AGGREGATE    AGGREGATE
              GROSS        GROSS
          APPRECIATION  DEPRECIATION   NET
              (000)        (000)      (000)
         -------------  ------------  -----
Social
 Awareness
 Fund         $197         $(335)     $(138)
European
 Social
 Awareness
 Fund           --            --         --

5.  IN-KIND TRANSFERS OF SECURITIES

During the period ended December 31, 1999, the Social Awareness Fund issued 2,771,792 shares of beneficial interest in exchange for securities from an account managed by Friends Ivory & Sime, Inc. valued at $27,717,923.

NOTES

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FUND

Friends Ivory Funds
P.O. Box 446
Portland, ME 04112

INVESTMENT ADVISER

Friends Ivory & Sime, Inc.
One World Trade Center
Suite 2101
New York, New York 10048

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
ADMINISTRATOR

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market St.

Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-800-481-4404

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.

FIS-F-003-01      [Recycle Symbol omitted]